Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule Of Useful Lives For Amortization Of Intangible Assets
The useful lives used for amortization of intangible assets are as follows:

Useful lives
Patents and developed technologies	(1)
Purchased customer relationships	9 – 13 years
Trademarks and trade names	(2)
Non-compete agreements	5 years

(1)
Each patent has its own legal expiration date and, therefore, its own useful life. Generally, our patents’ legal lives begin when the related patent application is filed with the relevant government authority and ends 20 years thereafter. Amortization on patent costs begins when the relevant government authority approves the related patent. Patents that have been recorded as of December 31, 2013 are expected to expire by 2033.

(2)
Trademarks and trade names of CTI are deemed to have a useful life of 15 years. CTI’s trademarks and trade names are subject to annual impairment reviews as of August 31, and, if conditions warrant, interim reviews based upon their estimated fair value. Impairment charges, if any, are recorded in the period in which the impairment is determined.

Net Income Per Common Share
Potential common share equivalents consist of (i) shares issuable upon the exercise of warrants and options (using the “treasury stock” method), (ii) unvested restricted stock awards (using the “treasury stock” method) and (iii) shares issuable upon conversion of convertible notes using the “if-converted” method.

	Year Ended December 31,
	2013	2012
Basic and diluted:
Net loss (in thousands)	$(15,653)	$(50,218)
Accrued dividend and deemed dividend	$(5,608)	$0
Weighted average shares	20,714,531	18,205,586
Loss available to common stockholders for basic and diluted loss per common share (in thousands)	(21,261)	(50,218)
Basic and diluted loss per common share	$(1.03)	$(2.76)

Common Shares Issuable upon Vesting or Exercise of Convertible Securities
The following potentially dilutive common share equivalents were excluded from the calculation of diluted net loss per common share because their effect was antidilutive for each of the periods presented:

	Year Ended December 31,
	2013	2012
Options and warrants	3,012,186	1,585,833
Restricted stock awards	34,266	75,292
Convertible notes payable	2,666,667	2,666,667